Share Option and Warrant Reserves (Details 1)	Dec. 31, 2019 CAD ($) shares yr	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	8,292,500	6,205,000	4,810,000
Options outstanding, exercise price | $	$ 2.0	$ 1.85	$ 1.97
Options outstanding, remaining contractual life | yr	2.91
Number of options exercisable | shares	6,665,000
Options exercisable, exercise price | $	$ 2.02
Options exercisable, remaining contractual life | yr	2.56
Exercise price range 1
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	915,000
Options outstanding, exercise price | $	$ 1.3
Options outstanding, remaining contractual life | yr	0.63
Number of options exercisable | shares	915,000
Options exercisable, exercise price | $	$ 1.30
Options exercisable, remaining contractual life | yr	0.63
Exercise price range 2
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	2,085,000
Options outstanding, exercise price | $	$ 2.63
Options outstanding, remaining contractual life | yr	1.47
Number of options exercisable | shares	2,085,000
Options exercisable, exercise price | $	$ 2.63
Options exercisable, remaining contractual life | yr	1.47
Exercise price range 3
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	440,000
Options outstanding, exercise price | $	$ 3.22
Options outstanding, remaining contractual life | yr	2.03
Number of options exercisable | shares	440,000
Options exercisable, exercise price | $	$ 3.22
Options exercisable, remaining contractual life | yr	2.03
Exercise price range 4
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	726,875
Options outstanding, exercise price | $	$ 1.42
Options outstanding, remaining contractual life | yr	3.47
Number of options exercisable | shares	726,875
Options exercisable, exercise price | $	$ 1.42
Options exercisable, remaining contractual life | yr	3.47
Exercise price range 5
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	900,000
Options outstanding, exercise price | $	$ 1.42
Options outstanding, remaining contractual life | yr	3.49
Number of options exercisable | shares	900,000
Options exercisable, exercise price | $	$ 1.42
Options exercisable, remaining contractual life | yr	3.49
Exercise price range 6
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	200,625
Options outstanding, exercise price | $	$ 1.36
Options outstanding, remaining contractual life | yr	4.11
Number of options exercisable | shares	121,875
Options exercisable, exercise price | $	$ 1.36
Options exercisable, remaining contractual life | yr	4.11
Exercise price range 7
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	2,785,000
Options outstanding, exercise price | $	$ 1.96
Options outstanding, remaining contractual life | yr	4.28
Number of options exercisable | shares	1,407,500
Options exercisable, exercise price | $	$ 1.96
Options exercisable, remaining contractual life | yr	4.28
Exercise price range 8
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	70,000
Options outstanding, exercise price | $	$ 1.82
Options outstanding, remaining contractual life | yr	4.64
Number of options exercisable | shares	26,250
Options exercisable, exercise price | $	$ 1.82
Options exercisable, remaining contractual life | yr	4.64
Exercise price range 9
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	170,000
Options outstanding, exercise price | $	$ 1.82
Options outstanding, remaining contractual life | yr	4.89
Number of options exercisable | shares	42,500
Options exercisable, exercise price | $	$ 1.82
Options exercisable, remaining contractual life | yr	4.89